Note 28 - Non Controlling Interest (Details) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	€ (1,157,000,000)	€ 2,442,000,000
Garanti BBVA
Non Controllling Interest Line Items
Total Non Controlling Interests	3,988,000,000		€ 4,240,000,000
Profit Loss Attributable To Non controlling Interests	274,000,000		291,000,000
BBVA Peru [Member]
Non Controllling Interest Line Items
Total Non Controlling Interests	1,222,000,000		1,334,000,000
Profit Loss Attributable To Non controlling Interests	39,000,000		115,000,000
Bbva Argentina [Member]
Non Controllling Interest Line Items
Total Non Controlling Interests	439,000,000		422,000,000
Profit Loss Attributable To Non controlling Interests	18,000,000		60,000,000
BBVA Colombia Group
Non Controllling Interest Line Items
Total Non Controlling Interests	65,000,000		76,000,000
Profit Loss Attributable To Non controlling Interests	2,000,000		5,000,000
Bbva Venezuela [Member]
Non Controllling Interest Line Items
Total Non Controlling Interests	66,000,000		71,000,000
Profit Loss Attributable To Non controlling Interests	(2,000,000)		2,000,000
Other [Member]
Non Controllling Interest Line Items
Total Non Controlling Interests	55,000,000		57,000,000
Profit Loss Attributable To Non controlling Interests	3,000,000		2,000,000
Total
Non Controllling Interest Line Items
Total Non Controlling Interests	5,836,000,000		6,201,000,000
Profit Loss Attributable To Non controlling Interests	€ 333,000,000		€ 475,000,000